Other Operating Income and Gains - Summary of Other Operating Income and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Subsidy income	¥ 4,941	¥ 4,531	¥ 4,131
Gain on disposal of property, plant and equipment	69	158	399
Gain on disposal of prepayments for land use right	5	3	1
Gain on disposal of available-for-sale investments	4	95	33
Dividend income from available-for-sale investments	33	28	13
Gain on disposal of an associate	12	12
Compensation from ticket sales agents	271	228	248
Gain on disposal of a subsidiary	1,754		41
Others	392	414	403
Other operating income and gains	¥ 7,481	¥ 5,469	¥ 5,269